Notes payable	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Notes payable

Note 24.      Notes payable

Notes payable consisted of the following:

	As at December 31,	As at December 31,
USD'000	2022	2021
Short-term loan	4,121	4,122
Short-term loan from shareholders	75	84
Total notes payable	4,196	4,206

As at December 31, 2022, the current notes payable balance was made up of:

-	a USD 4,030,000 short-term loan with ExWorks (see detail in Note 26), and

-	a CHF 83,800 (USD 90,652) current portion of the Covid loans with UBS (see Note 26).

As at December 31, 2022, the short-term loan from shareholders was made up of loans from the noncontrolling shareholders of WISeKey SAARC for a total amount of USD 75,038 at closing rate (USD 83,932 as at December 31, 2021). These loans do not bear interests. See Note 40 for detail.

The weighted–average interest rate on current notes payable, excluding loans from shareholders at 0%, was respectively 10% and 10% per annum as at December 31, 2022 and December 31, 2021.